Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005490
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	Investor Class
Trading Symbol	TRRBX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - Investor Class	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 13,796,705,000
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	5.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,796,705
Number of Portfolio Holdings	32

Holdings [Text Block]
Domestic Equity Funds	38.0%
Domestic Bond Funds	32.5
International Equity Funds	13.6
International Bond Funds	13.1
U.S. Treasury Debt	0.2
Short-Term and Other	2.6

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.8%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.2
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.1
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price U.S. Large-Cap Core Fund	4.7
T. Rowe Price International Value Equity Fund	4.2
T. Rowe Price Overseas Stock Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005491
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	Advisor Class
Trading Symbol	PARBX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - Advisor Class	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 13,796,705,000
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	5.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,796,705
Number of Portfolio Holdings	32

Holdings [Text Block]
Domestic Equity Funds	38.0%
Domestic Bond Funds	32.5
International Equity Funds	13.6
International Bond Funds	13.1
U.S. Treasury Debt	0.2
Short-Term and Other	2.6

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.8%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.2
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.1
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price U.S. Large-Cap Core Fund	4.7
T. Rowe Price International Value Equity Fund	4.2
T. Rowe Price Overseas Stock Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005492
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	R Class
Trading Symbol	RRTBX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - R Class	$53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 13,796,705,000
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	5.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,796,705
Number of Portfolio Holdings	32

Holdings [Text Block]
Domestic Equity Funds	38.0%
Domestic Bond Funds	32.5
International Equity Funds	13.6
International Bond Funds	13.1
U.S. Treasury Debt	0.2
Short-Term and Other	2.6

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.8%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.2
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.1
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price U.S. Large-Cap Core Fund	4.7
T. Rowe Price International Value Equity Fund	4.2
T. Rowe Price Overseas Stock Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244821
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	I Class
Trading Symbol	TRDBX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - I Class	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 13,796,705,000
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	5.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,796,705
Number of Portfolio Holdings	32

Holdings [Text Block]
Domestic Equity Funds	38.0%
Domestic Bond Funds	32.5
International Equity Funds	13.6
International Bond Funds	13.1
U.S. Treasury Debt	0.2
Short-Term and Other	2.6

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.8%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.2
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.1
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price U.S. Large-Cap Core Fund	4.7
T. Rowe Price International Value Equity Fund	4.2
T. Rowe Price Overseas Stock Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless